Regulatory Matters (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Bank
Tier 1 capital (to average assets)
Actual Amount	$ 780,226,000	$ 762,364,000	$ 542,307,000
Actual Ratio (as a percent)	9.53%	9.29%	8.84%
Minimum Capital Requirements, Amount	327,545,000	328,275,000	245,495,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets)
Actual Amount	780,226,000	762,364,000	542,307,000
Actual Ratio (as a percent)	13.47%	13.38%	11.83%
Minimum Capital Requirements, Amount	231,644,000	227,984,000	183,308,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Total capital (to risk-weighted assets)
Actual Amount	818,760,000	797,771,000	546,598,000
Actual Ratio (as a percent)	14.14%	14.00%	11.93%
Minimum Capital Requirements, Amount	463,288,000	455,968,000	366,615,000
Minimum Capital Requirements, Ratio (as a percent)	8.00%	8.00%	8.00%
Tier 1 capital (to average assets)
To Be Well Capitalized Minimum Capital Requirements, Amount	409,431,000	410,344,000	306,869,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)	5.00%	5.00%	5.00%
Tier 1 capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount	347,466,000	341,976,000	274,961,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)	6.00%	6.00%	6.00%
Total capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount	579,110,000	569,960,000	458,269,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)	10.00%	10.00%	10.00%
Hilltop
Tier 1 capital (to average assets)
Actual Amount	1,137,727,000	1,112,424,000	871,379,000
Actual Ratio (as a percent)	13.12%	12.81%	13.08%
Minimum Capital Requirements, Amount	346,871,000	347,480,000	266,514,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets)
Actual Amount	1,137,727,000	1,112,424,000	871,379,000
Actual Ratio (as a percent)	18.66%	18.53%	17.72%
Minimum Capital Requirements, Amount	243,951,000	240,159,000	196,670,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Total capital (to risk-weighted assets)
Actual Amount	1,178,253,000	1,148,736,000	875,670,000
Actual Ratio (as a percent)	19.32%	19.13%	17.81%
Minimum Capital Requirements, Amount	487,901,000	480,318,000	393,340,000
Minimum Capital Requirements, Ratio (as a percent)	8.00%	8.00%	8.00%
FSC
Financial Advisory
Net capital	71,500,000	74,300,000
Minimum net capital requirement	4,800,000	3,400,000
Net capital as a percentage of aggregate debits	29.80%	43.00%
Net capital in excess of the minimum requirement	$ 66,700,000	$ 70,800,000